Organization and Summary of Significant Accounting Policies - Assets and Liabilities Measured on a Recurring Basis, Fair Value (FY) (Details) - Fair Value, Measurements, Recurring - Warrants - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on a recurring basis	$ 694	$ 846
Quoted Market Prices for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on a recurring basis	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on a recurring basis	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on a recurring basis	$ 694	$ 846